Consolidated Statements of Changes in Shareholders' Equity	CNY (¥)	USD ($)	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income CNY (¥)	Total Jupai shareholders' equity CNY (¥)	Noncontrolling interests CNY (¥)
Balance at Dec. 31, 2019	¥ 1,198,816,108		¥ 632,601	¥ 1,150,352,309	¥ (17,567,529)	¥ 54,141,670	¥ 1,187,559,051	¥ 11,257,057
Balance (in shares) at Dec. 31, 2019 | shares			201,737,272
Net income (loss)	(36,624,446)				(31,367,648)		(31,367,648)	(5,256,798)
Share-based compensation	3,593,400			3,593,400			3,593,400
Restricted shares vested			¥ 1,852	(1,852)
Restricted shares vested (in shares) | shares			548,626
Deconsolidation of a subsidiary	(5,131,484)		¥ (11,252)	(5,120,232)			(5,131,484)
Deconsolidation of a subsidiary (in shares) | shares			(3,234,852)
Foreign currency translation adjustment	(16,091,629)					(16,212,483)	(16,212,483)	120,854
Balance at Dec. 31, 2020	1,144,561,949		¥ 623,201	1,148,823,625	(48,935,177)	37,929,187	1,138,440,836	6,121,113
Balance (in shares) at Dec. 31, 2020 | shares			199,051,046
Net income (loss)	(294,637,791)				(267,861,722)		(267,861,722)	(26,776,069)
Share-based compensation	644,654			644,654			644,654
Restricted shares vested			¥ 968	(968)
Restricted shares vested (in shares) | shares			300,000
Repurchase of shares	(5,226,037)		¥ (14,336)	(5,211,701)			(5,226,037)
Repurchase of shares ( in shares) | shares			(4,488,228)
Foreign currency translation adjustment	(4,707,094)					(4,761,513)	(4,761,513)	54,419
Balance at Dec. 31, 2021	840,635,681		¥ 609,833	1,144,255,610	(316,796,899)	33,167,674	861,236,218	(20,600,537)
Balance (in shares) at Dec. 31, 2021 | shares			194,862,818
Net income (loss)	16,104,062	$ 2,334,868			19,911,406		19,911,406	(3,807,344)
Repurchase of shares	(3,494,977)		¥ (12,094)	(3,482,883)			(3,494,977)
Repurchase of shares ( in shares) | shares			(3,810,000)
Deconsolidation of a subsidiary	(22,592,524)			(47,010,117)			(47,010,117)	24,417,593
Foreign currency translation adjustment	19,059,483					19,059,483	19,059,483
Balance at Dec. 31, 2022	¥ 849,711,725	$ 123,196,620	¥ 597,739	¥ 1,093,762,610	¥ (296,885,493)	¥ 52,227,157	¥ 849,702,013	¥ 9,712
Balance (in shares) at Dec. 31, 2022 | shares			191,052,818